Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(Dollars in thousands)	2012	2011
Income taxes currently payable
Federal	$-	$-
State	137	62
	137	62

Deferred tax expense (benefit)	1,046	(4,220)
Change in valuation allowance	(1,046)	8,734
	-	4,514

Expense	$137	$4,576

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(Dollars in thousands)	December 31,
	2012	2011
Deferred tax assets:
Allowance for loan losses	$2,774	$3,635
Allowance for impairment of other real estate owned	236	1,088
Net operating loss (NOL) carryforward	3,152	2,776
Unrealized loss on investment securities	568	568
Deferred revenue	207	131
Deferred compensation	533	461
Other	391	356
Total deferred tax assets	7,861	9,015

Deferred tax liabilities:
Depreciation	18	110
Prepaid expenses	77	93
Total deferred tax liabilities	95	203

Net deferred tax asset	7,766	8,812

Valuation allowance	(7,766)	(8,812)
Total net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
(Dollars in thousands)	2012		2011
	Amount	%	Amount	%
Tax expense (benefit) at statutory rate	$1,243	34%	$(4,047)	(34)%
Increase (decrease) in taxes resulting from: State tax (net of federal benefit)	90	3	(14)	-
Officers’ life insurance	(67)	(2)	(72)	(1)
Municipal interest	(74)	(2)	(123)	(1)
Other tax preference items	(9)	(1)	98	1
Valuation allowance change	(1,046)	(28)	8,734	73
Tax expense	$137	4%	$4,576	38%